Consolidated Statements of Financial Position - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Statement of financial position [abstract]
Cash and cash equivalents	$ 180.7	$ 491.8
Trade and other receivables	617.3	656.3
Income taxes and investment tax credits receivable	140.9	60.8
Other financial assets	80.1	106.6
Inventories	1,730.2	2,155.6
Other current assets	63.9	57.7
Assets classified as held for sale	361.7	0.0
Total current assets	3,174.8	3,528.8
Investment tax credits receivable	23.6	19.0
Other financial assets	26.6	49.6
Property, plant and equipment	1,938.8	2,004.3
Intangible assets	603.8	665.1
Right-of-use assets	182.8	169.7
Deferred income taxes	338.2	337.5
Other non-current assets	4.8	1.5
Total non-current assets	3,118.6	3,246.7
Total assets	6,293.4	6,775.5
Trade payables and accruals	1,222.1	1,450.4
Provisions	790.8	766.7
Other financial liabilities	86.2	45.8
Income tax payable	44.3	47.9
Deferred revenues	64.9	89.9
Current portion of long-term debt	53.8	58.1
Current portion of lease liabilities	47.1	46.3
Liabilities associated to assets classified as held for sale	118.2	0.0
Total current liabilities	2,427.4	2,505.1
Long-term debt	2,871.3	2,705.0
Lease liabilities	158.2	142.0
Provisions	145.2	148.5
Other financial liabilities	80.2	65.1
Deferred revenues	84.4	113.2
Employee future benefit liabilities	194.0	156.3
Deferred income taxes	58.8	105.9
Other non-current liabilities	27.1	20.5
Total non-current liabilities	3,619.2	3,456.5
Total liabilities	6,046.6	5,961.6
Equity	246.8	813.9
Total liabilities and equity	$ 6,293.4	$ 6,775.5